UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09901
                                                     ---------

                          Hillview Investment Trust II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                             700 The Times Building
                                Ardmore, PA 19003
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                     Wilmington, New Castle County, DE 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 484-708-4702
                                                           ---------------

                     Date of fiscal year end: June 30, 2003
                                              ---------------

                     Date of reporting period: June 30, 2003
                                              ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.



                          HILLVIEW INVESTMENT TRUST II



                                   ALPHA FUND


                            INTERNATIONAL ALPHA FUND




                        HILLVIEW/REMS LEVERAGED REIT FUND




                                  ANNUAL REPORT

                                  June 30, 2003

INSIDE FRONT COVER

                          Hillview Investment Trust II

We are pleased to present the June 30, 2003 Annual Report for the Hillview Investment Trust II.

The Hillview Investment Trust II (the "Trust"), a diversified open-end investment management company, was organized by Hillview Capital Advisors, LLC ("Hillview Advisors") to provide the actively managed component of its clients' equity portfolios. The Trust currently consists of three separate funds.

Hillview Alpha Fund ("Alpha Fund") seeks long-term capital appreciation by investing in a diversified portfolio of common stocks of domestic small-and mid-capitalization companies.

Hillview International Alpha Fund ("International Alpha Fund") seeks long-term capital appreciation by investing in a diversified portfolio of common stocks of companies in countries outside of the United States that are represented in the MSCI Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index reflects stocks in most developed countries outside of North America. The International Alpha Fund also invests in stocks in other countries, including emerging markets, as represented by the MSCI Emerging Markets Index.

Hillview/REMS Leveraged REIT Fund ("REIT Fund") seeks long-term growth of capital and current income by investing at 80% of its net assets, including the amount of any borrowings, in common stocks and other equity securities issued by "real estate investment trusts" ("REITs") and "real estate operating companies" ("REOCs" and, together with REITs "real estate companies"). A REIT is a separately managed trust that makes investments in various real estate businesses. The REIT Fund does not invest in real estate directly. The REIT securities in which the fund invests normally are diversified as to geographic region and property type. The Fund may hold as few as twenty long positions, and the adviser may hedge the portfolio by taking short positions in REITs or REIT indices.

Hillview Advisors, which serves as the investment manager for the Trust, selects multiple sub-advisers to manage specified portions of the Alpha and International Alpha Funds and has full discretion to allocate and rebalance the Funds' assets among the sub-advisers. The Alpha Fund currently utilizes five sub-advisers while the International Alpha Fund utilizes three. Hillview Advisors seeks sub-advisers with superior investment records, experienced investment personnel and specific investment processes and styles. More specifically, Hillview Advisors seeks to identify investment managers with definable, sustainable advantages over their peers that, when applied in less efficient market sectors, may result is superior returns. Furthermore, Hillview Advisors focuses on sub-advisers which utilize a `concentrated equity' approach, whereby their managed portfolios consist of relatively few securities representing their `best ideas' without regard for the makeup of their portfolio as compared to a relevant benchmark. By selecting sub-advisers with complementary investment styles and carefully constructing the Funds' portfolios, Hillview Advisors seeks to produce excess returns relative to a market benchmark over time while providing a prudent level of diversification and overall risk control. The Real Estate Management Services ("REMS") Group serves as investment adviser to the REIT Fund.

THE HILLVIEW ALPHA FUND
-----------------------

The beginning of the fiscal year ended June 30, 2003 could not have been in sharper contrast to its conclusion. During July of 2002, equity markets stumbled badly in the face of continued economic weakness, shocking news of corporate malfeasance, and worries over a potential war in Iraq. The broad U.S. equity markets, as measured by the S&P 500 fell 17.3% in the 3rd quarter, and by 10.3% for the second half of the calendar year. Small- to mid-cap stocks, as represented by the Wilshire 4500 Index, performed similarly, with 3rd quarter and second half returns of -15.3% and -10.5%, respectively. In that environment, the Alpha Fund fared relatively poorly, falling 15.9% in the second half of the calendar year. While there were clearly some mistakes made, we believed that the long-term, fundamental approach utilized by the Fund's managers were at odds with the emotional, short-term tone of the equity markets. Our belief was that, once markets began to refocus on fundamentals, we would see improved performance from the sub-advisers.

The fiscal year's second half, and particularly the most recent calendar quarter, provided quite a different picture. During that period, the war in Iraq came and went, and signs of improvements in the economy resulted in greater optimism regarding stocks than had been evident for some time. As is often the case emerging from a recession, small-to mid-cap stocks led the way, as the Wilshire 4500 Index rose 21.4% during the quarter ended June 30, 2003, while returning 17.5% for the six month period ending on the same date. The comparable figures for the S&P 500 were 15.4% and 11.8%.; while still impressive, these figures significantly lagged the small-and mid-cap indices. As we had anticipated, the Alpha Fund performed well, rising 26.8% during the quarter, and 19.4% in the six-month period.

For the full fiscal year, the Fund provided a marginally positive return, increasing by 0.4%, behind the 4500 Index return of 5.2%, in line with the S&P 500 return of 0.3%. Since the Fund's inception on September 1, 2000, it has declined by an annualized 9.0%. While we clearly look for the Fund to provide positive returns over time, we are pleased that during one of the most difficult periods in the history of equity markets, it outperformed its benchmark Wilshire 4500, which returned an annualized -12.7%. Similarly, it has fared better than the S&P 500, which declined 13.0% over the same period. As equity markets stabilize, we expect the Fund to provide attractive absolute, as well as relative, returns.

No changes were made during the fiscal year in the lineup of sub-advisers. The Fund's growth and GARP (Growth at a Reasonable Price) managers suffered the most during the fiscal year's first half, but have performed the best during the second half. We continue to evaluate each manager closely, and to comb the landscape for other potential sub-advisers who meet our criteria.

THE HILLVIEW INTERNATIONAL ALPHA FUND
-------------------------------------

International equity markets followed a similar pattern during the Fund's fiscal year, experiencing declines during the last six months of calendar 2002, and recovering through the first six months of 2003. In the first period, the Fund declined by 17.2%, lagging the -13.9% return on the benchmark EAFE + EM index. The smaller, less liquid holdings of the Fund relative to the benchmark accounted for the bulk of this underperformance. During 2003's first quarter, this pattern continued, with the Fund falling 11.4%, as compared to the index's 7.9% decline. But as the equity investing environment improved during the calendar year's second quarter, and company-specific fundamentals took front stage, the Fund rebounded by 23.7%, handsomely outperforming the benchmark return of 19.9%. For the full fiscal year, the Fund declined 9.3% versus -5.0% for the benchmark. Since the Fund's inception on September 7, 2000, it has declined an annualized 11.9%, marginally outperforming its benchmark return of -12.3%. As with the Alpha Fund, our focus in managing the International Alpha Fund is to provide superior absolute returns over time. However, given the difficult nature of equity markets since the Fund's inception, we believe that its returns have been respectable. We look for improved absolute and relative returns going forward, as equity markets return to a more normal environment.

No changes were made during the fiscal year to the Fund's sub-advisers. In our ongoing search for potential sub-advisers to the Fund, we have been pleased to see more managers developing concentrated "best-ideas" portfolios. We believe this is a positive trend, and provides a larger universe of candidates from which to choose.

THE HILLVIEW/REMS LEVERAGED REIT FUND
-------------------------------------

The REIT Fund began operations on December 16, 2002. Since that date, through the Fund's fiscal year-end of June 30, 2003, the Fund returned 8.4%, while its benchmark, the NAREIT Index rose 15.3%, reflecting the overall strength of the REIT market. The Fund's underperformance during that period is a result of two factors. First, the Fund received significant inflows of new capital, which the REMS Group, the Fund's investment adviser, exercised discipline in investing in an environment of rising prices. Secondly, REMS has positioned the portfolio defensively, and with a focus on protecting the portfolio's dividend. This has been accomplished with a significant exposure to REIT preferred stocks, which provide attractive yields, as well as a meaningful short position of approximately 20% as a hedge against rising REIT valuations relative to their underlying fundamentals. REIT valuations, particularly in larger capitalization issues, have begun trading at premiums to net asset value. While REMS believes that this may be sustainable in a low interest rate environment, they believe it represents a risk to principal, and had hedged as a result. Through careful analysis and security selection, the Fund's underlying portfolio currently maintains a valuation equivalent to net asset value. Given this positioning, we expect the Fund to lag its benchmark in strongly rising markets, as has been experienced this year, but should provide considerable protection in the event of a REIT market decline.

                               Hillview Alpha Fund

     Comparison of change in value of $100,000 investment in Hillview Alpha
             Fund (1)(2) vs. the S&P 500(4), and the Wilshire 4500.

[LINE GRAPH OMITTED - DATA POINTS AS FOLLOWS]



Alpha
                           Hillview
                          Alpha Fund       S&P 500      Wilshire 4500
                          ----------       -------      -------------
9/01/00                   100,000.00     100,000.00      100,000.00
9/02/00                   100,000.00     100,000.00      100,000.00
9/03/00                   100,000.00     100,000.00      100,000.00
9/30/00                    97,250.00      94,721.80       95,930.00
10/31/00                   95,500.00      94,320.08       88,092.52
11/30/00                   83,000.00      86,889.36       73,099.17
12/31/00                   87,666.60      87,315.55       77,726.35
1/31/01                    97,083.30      90,411.50       81,954.66
2/28/01                    86,500.00      82,172.84       71,997.17
3/31/01                    78,250.00      76,969.99       65,395.03
4/30/01                    88,333.30      82,946.55       72,313.83
5/31/01                    87,833.30      83,503.12       74,027.66
6/30/01                    88,166.60      81,471.49       74,604.52
7/30/01                    84,750.00      80,669.08       71,135.41
8/31/01                    81,500.00      75,624.28       67,678.23
9/30/01                    69,416.60      69,517.92       58,974.81
10/31/01                   72,666.60      70,844.25       62,065.09
11/30/01                   80,666.60      76,277.23       66,887.54
12/31/01                   85,175.70      76,945.95       70,472.72
1/31/02                    84,925.40      75,823.69       69,140.78
2/28/02                    81,588.50      74,361.13       67,184.10
3/31/02                    86,927.60      77,158.07       71,739.18
4/30/02                    85,342.50      72,482.22       71,036.14
5/31/02                    83,173.50      72,476.90       69,466.24
6/30/02                    76,249.40      67,316.25       64,711.43
7/31/02                    66,071.60      62,070.36       58,417.76
8/31/02                    66,155.10      62,476.74       58,756.58
9/30/02                    57,729.30      55,693.01       54,796.39
10/31/02                   62,150.70      60,590.21       56,593.71
11/30/02                   69,408.60      64,153.04       60,476.04
12/31/02                   64,152.90      60,386.16       57,930.00
1/31/03                    62,734.70      58,807.31       56,678.71
2/28/03                    60,398.80      57,923.67       55,239.07
3/31/03                    60,398.80      58,484.49       56,056.61
4/30/03                    66,572.20      63,299.57       60,726.12
5/31/03                    74,497.50      66,631.47       66,495.10
6/30/03                    76,583.00      67,482.69       68,077.69


                                TOTAL RETURNS (5)
                                                Value on           One Year Ended       Average Annual
                                               June 30, 2003        June 30, 2003     Since Inception(3)
                                               -------------        -------------     ------------------
Hillview Alpha Fund                              $76,583                0.44%              (9.00%)

S&P 500                                          $67,483                0.25%             (12.96%)

Wilshire 4500                                    $68,078                5.20%             (12.69%)


(1) The chart assumes a hypothetical $100,000 initial investment in the Fund on September 1, 2000. Investors should note that the Fund is an actively managed mutual fund while the indices are unmanaged, do not incur expenses and are not available for direct investment.
(2) Hillview Advisors waived all of its advisory fees and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any. Total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period September 1, 2000 (Commencement of Operations) through June 30, 2003.
(4)  Index is presented for general comparative purposes.
(5) The total returns shown and the values appearing in the chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                        Hillview International Alpha Fund

 Comparison of change in value of $100,000 investment in Hillview International
               Alpha Fund(1)(2) vs. MSCI EAFE + Emerging Markets.


[LINE GRAPH OMITTED - DATA POINTS AS FOLLOWS]

International Alpha

                   Hillview Int'l Alpha         MSCI EAFE + Emerging Markets
9/07/00                   10,000.00                      10,000.00
9/30/00                    9,708.33                       9,492.17
10/31/00                   9,300.00                       9,212.48
11/30/00                   9,075.00                       8,814.80
12/31/00                   9,469.12                       9,114.03
1/31/01                    9,761.12                       9,236.76
2/28/01                    9,127.07                       8,540.04
3/31/01                    8,309.47                       7,943.84
4/30/01                    8,968.55                       8,483.01
5/31/01                    9,018.61                       8,232.48
6/30/01                    8,734.95                       7,916.59
7/30/01                    8,526.38                       7,734.26
8/31/01                    8,326.15                       7,552.12
9/30/01                    7,007.99                       6,746.69
10/31/01                   7,258.27                       6,943.47
11/30/01                   7,800.56                       7,247.57
12/31/01                   8,067.11                       7,339.88
1/31/02                    7,790.38                       7,013.18
2/28/02                    7,781.99                       7,069.71
3/31/02                    8,427.70                       7,459.89
4/30/02                    8,176.13                       7,513.31
5/31/02                    8,259.98                       7,591.31
6/30/02                    7,714.91                       7,268.44





                                TOTAL RETURNS (4)

                                                         Value on               One Year Ended            Average Annual
                                                      June 30, 2003             June 30, 2003            Since Inception(3)
                                                      -------------             -------------            ------------------
Hillview International Alpha Fund                        $70,105                   (9.33%)                       (11.86%)

MSCI EAFE + Emerging Markets                             $69,055                   (4.96%)                       (12.33%)




(1) The chart assumes a hypothetical $100,000 initial investment in the Fund on September 7, 2000. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for direct investment.
(2) Hillview Advisors waived all of its advisory fees and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any. Total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period September 7, 2000 (Commencement of Operations) through June 30, 2003. (4) The total returns shown and the values appearing in the chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                        Hillview/REMS Leveraged REIT Fund

      Comparison of change in value of $10,000 investment in Hillview/REMS
               Leveraged REIT Fund (1) (2) vs. the NAREIT Equity.


[LINE GRAPH OMITTED - DATA POINTS AS FOLLOWS]

Hillview/REMS Leveraged REIT Fund

               Hillview/REMS Leveraged REIT Fund          NAREIT Equity
12/16/02                10,000.00                           10,000.00
12/31/02                10,019.20                           10,124.69
01/31/03                 9,851.93                            9,830.35
2/28/03                  9,902.11                            9,993.00
3/31/03                 10,016.78                           10,193.04
4/30/03                 10,244.82                           10,641.22
5/31/03                 10,658.66                           11,283.86
6/30/03                 10,837.28                           11,529.30


                                TOTAL RETURNS (4)

                                                Value on                       Since
                                              June 30, 2003                  Inception(3)
                                              -------------                  ------------
Hillview/REMS Leveraged REIT Fund                $10,837                         8.37%

NAREIT Equity                                    $11,529                        15.29%

(1) The chart assumes a hypothetical $10,000 initial investment in the Fund on December 16, 2002. Investors should note that the Fund is an actively managed mutual fund while the index is unmanaged, does not incur expenses and is not available for direct investment.
(2) REMS waived a portion of its advisory fees and agreed to reimburse a portion of the Fund's operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any. Total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.
(3) For the period December 16, 2002 (Commencement of Operations) through June 30, 2003.
(4) The total returns shown and the values appearing in the chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


                                         HILLVIEW INVESTMENT TRUST II
                                                  ALPHA FUND
                                           Portfolio of Investments
                                               At June 30, 2003


                                                                           SHARES                     VALUE
                                                                      -----------------          -----------------
COMMON STOCKS-97.3%
ADVERTISING-0.7%
        Getty Images, Inc.*                                                      8,850       $         365,505
        Lamar Advertising Co.*                                                   4,900                 172,529
                                                                                            -------------------
                                                                                                       538,034
AEROSPACE/DEFENSE-2.9%
        Boeing Co. (The)                                                        30,275               1,039,038
        Esterline Technologies Corp.*                                           28,450                 495,314
        GenCorp, Inc.                                                           74,400                 661,416
                                                                                            -------------------
                                                                                                     2,195,768
AGRICULTURE-1.7%
        Monsanto Co.                                                            59,650               1,290,826
                                                                                            -------------------

AUTO PARTS AND ACCESSORIES-1.2%
        ArvinMeritor, Inc.                                                      46,000                 928,280
                                                                                            -------------------

BEVERAGES-1.2%
        Diageo plc ADR                                                          20,500                 897,080
                                                                                            -------------------

CABLE TELEVISION-2.5%
        Liberty Media Corp., Class A*                                          163,100               1,885,436
                                                                                            -------------------

CHEMICALS-3.7%
        Ashland, Inc.                                                           24,450                 750,126
        Crompton Corp.                                                         110,200                 776,910
        Cytec Industries, Inc.*                                                  9,615                 324,987
        FMC Corp.*                                                              17,725                 401,117
        PolyOne Corp.                                                          117,500                 522,875
                                                                                            -------------------
                                                                                                     2,776,015

COMPUTER SOFTWARE & SERVICES-8.1%
        Brocade Communications Systems, Inc.*                                   31,240                 184,004
        Ceridian Corp.*                                                         66,700               1,131,899
        Computer Associates International, Inc.                                 39,325                 876,161
        Electronic Data Systems Corp.                                           28,600                 613,470
        Hewlett-Packard Co.                                                     50,200               1,069,260
        Informatica Corp.*                                                      13,700                  94,667
        Novell, Inc.*                                                          441,800               1,360,744
        PEC Solutions, Inc.*                                                     9,600                 154,560
        Symbol Technologies, Inc.                                               45,100                 586,751
                                                                                            -------------------
                                                                                                     6,071,516

CONSTRUCTION- RESIDENTIAL-0.6%
        Centex Corp.                                                             2,250                 175,027
        D.R. Horton, Inc.                                                        6,360                 178,716
        Pulte Homes, Inc.                                                        1,720                 106,055
                                                                                            -------------------
                                                                                                       459,798
CONSULTING SERVICES-1.4%
        Spherion Corp.*                                                        150,350               1,044,933
                                                                                            -------------------

CONTAINERS/PACKAGING-0.3%
        Packaging Corp. of America*                                             13,400                 246,962
                                                                                            -------------------


The accompanying notes are an integral part of the financial statements.




                                             HILLVIEW INVESTMENT TRUST II
                                                      ALPHA FUND
                                         Portfolio of Investments (Continued)
                                                   At June 30, 2003


                                                                           SHARES                     VALUE
                                                                      -----------------          -----------------

DATA SERVICES-5.5%
        D & B Corp.*                                                            28,600        $      1,175,460
        Documentum, Inc.*                                                       11,200                 220,304
        Fair Isaac Corp.                                                        11,985                 616,628
        Fiserv, Inc.*                                                            7,800                 277,758
        Kroll, Inc.*                                                            19,900                 538,494
        Reynolds & Reynolds Co., (The)  Class A                                 44,800               1,279,488
                                                                                            -------------------
                                                                                                     4,108,132


ELECTRICAL EQUIPMENT-2.4%
        Lamson & Sessions Co. (The)*                                           144,700                 697,454
        MagneTek, Inc.*                                                        221,400                 562,356
        Quanta Services, Inc.*                                                  70,400                 499,840
                                                                                            -------------------
                                                                                                     1,759,650
ELECTRONIC COMPONENTS--SEMICONDUCTOR-5.2%
        Altera Corp.*                                                           14,000                 229,600
        Broadcom Corp., Class A*                                                17,700                 440,907
        Flextronics International Ltd.*                                         25,780                 267,854
        Genesis Microchip, Inc.*                                                16,700                 226,118
        International Rectifier Corp.*                                          23,320                 625,442
        Intersil Corp., Class A*                                                22,700                 604,047
        Microchip Technology, Inc.                                              24,822                 611,366
        Mykrolis Corp.*                                                         39,400                 399,910
        Power Intergrations, Inc.*                                               8,780                 213,530
        Xilinx, Inc.*                                                           11,610                 293,849
                                                                                            -------------------
                                                                                                     3,912,623


FINANCE & FINANCIAL SERVICES-7.9%
        Alliance Data Systems Corp.*                                            10,200                 238,680
        CIT Group, Inc.                                                         35,700                 880,005
        Concord EFS, Inc.*                                                      26,490                 389,933
        Freddie Mac                                                             15,800                 802,166
        iDine Rewards Network, Inc.*                                            47,200                 648,528
        Radian Group, Inc.                                                       4,850                 177,753
        Washington Mutual, Inc.                                                 66,775               2,757,807
                                                                                            -------------------
                                                                                                     5,894,872

HEALTH CARE COST CONTAINMENT-2.2%
        Caremark Rx, Inc.*                                                      26,870                 690,022
        D & K Healthcare Resources, Inc.                                        18,300                 295,362
        McKesson Corp.                                                          13,890                 496,429
        Tenet Healthcare Corp.*                                                 13,275                 154,654
                                                                                            -------------------
                                                                                                     1,636,467

INDUSTRIAL EQUIPMENT-0.3%
        DT Industries, Inc.*                                                   105,700                 244,167
                                                                                            -------------------

    The accompanying notes are an integral part of the financial statement.


                                            HILLVIEW INVESTMENT TRUST II
                                                     ALPHA FUND
                                        Portfolio of Investments (Continued)
                                                  At June 30, 2003


                                                                           SHARES                     VALUE
                                                                      -----------------          -----------------
INDUSTRIAL SPECIALTIES-0.3%
        RPM International, Inc.                                                 16,020        $        220,275
                                                                                            -------------------

INSURANCE-6.3%
        Aetna, Inc.                                                              9,886                 595,137
        Allmerica Financial Corp.                                               26,800                 482,132
        American Physicians Capital, Inc.*                                      13,075                 317,068
        Aon Corp.                                                               35,875                 863,870
        Arthur J. Gallagher & Co.                                               15,515                 422,008
        IPC Holdings, Ltd.*                                                     21,575                 722,763
        Loews Corp.                                                             18,400                 870,136
        W. R. Berkley Corp.                                                      3,500                 184,450
        Willis Group Holdings Ltd.*                                              9,600                 295,200
                                                                                            -------------------
                                                                                                     4,752,764
INTERNET SOFTWARE & CONTENT-1.7%
        DigitalThink, Inc.*                                                     95,100                 299,565
        Retek, Inc.*                                                            38,900                 248,960
        Symantec Corp.*                                                          8,710                 382,021
        VeriSign, Inc.*                                                         23,100                 319,473
                                                                                            -------------------
                                                                                                     1,250,019
MACHINERY-1.8%
        JLG Industries, Inc.                                                    89,700                 609,960
        Nacco Industries, Inc., Class A                                         11,950                 704,333
                                                                                            -------------------
                                                                                                     1,314,293
MANUFACTURING-2.5%
        ATMI, Inc.*                                                             12,100                 302,137
        Furniture Brands International, Inc.*                                    8,750                 228,375
        GrafTech International Ltd.*                                            71,400                 389,130
        Harman International Industries, Inc.                                   11,000                 870,540
        Paxar Corp.*                                                            10,000                 110,000
                                                                                            -------------------
                                                                                                     1,900,182
MEDICAL MANAGEMENT SERVICES-1.8%
        Health Net, Inc.*                                                       23,200                 764,440
        Humana, Inc.*                                                           40,800                 616,080
                                                                                            -------------------
                                                                                                     1,380,520
MEDICAL TECHNOLOGIES-7.6%
        Abbott Laboratories                                                     30,000               1,312,800
        AmerisourceBergen Corp.                                                  4,180                 289,883
        Ariad Pharmaceuticals, Inc.*                                           200,900                 902,041
        Eclipsys Corp.*                                                         51,000                 532,440
        Invitrogen Corp.*                                                       14,460                 554,830
        Laboratory Corp. of America Holdings*                                   33,400               1,007,010
        PRAECIS Pharmaceuticals, Inc.*                                         132,100                 647,290
        QIAGEN N.V.*                                                            58,730                 476,888
                                                                                            -------------------
                                                                                                     5,723,182
METALS-2.2%
        A. M. Castle & Co.*                                                    115,100                 753,905
        AK Steel Holding Corp.*                                                 95,300                 344,986
        Commonwealth Industries, Inc.                                          116,398                 549,399
                                                                                            -------------------
                                                                                                     1,648,290

    The accompanying notes are an integral part of the financial statement.



                                            HILLVIEW INVESTMENT TRUST II
                                                     ALPHA FUND
                                        Portfolio of Investments (Continued)
                                                  At June 30, 2003


                                                                           SHARES                     VALUE
                                                                      -----------------          -----------------
OFFICE/BUSINESS EQUIPMENT-2.6%
        Xerox Corp.*                                                           181,000        $      1,916,790
                                                                                            -------------------

OIL & GAS EXPLORATION-2.8%
        GlobalSantaFe Corp.                                                      7,950                 185,553
        Magnum Hunter Resources, Inc.*                                          58,600                 468,214
        Mission Resources Corp.*                                               267,000                 467,250
        National- Oilwell, Inc.*                                                 4,000                  88,000
        Remington Oil & Gas Corp.*                                              15,600                 286,728
        Rowan Companies, Inc.*                                                   7,900                 176,960
        Tesoro Petroleum Corp.*                                                 33,400                 229,792
        XTO Energy, Inc.                                                         8,000                 160,880
                                                                                            -------------------
                                                                                                     2,063,377
PUBLISHING & BROADCASTING-3.0%
        AOL Time Warner,  Inc.*                                                 86,000               1,383,740
        Beasley Broadcast Group, Inc., Class A*                                  5,000                  68,400
        Bowne & Co., Inc.                                                       40,925                 533,252
        Emmis Communications Corp.*                                              5,000                 114,750
        Scholastic Corp.*                                                        2,500                  74,450
        Walt Disney Co. (The)                                                    2,500                  49,375
                                                                                            -------------------
                                                                                                     2,223,967

RETAIL-10.5%
        Abercrombie & Fitch Co,Class A*                                          7,890                 224,155
        Dillard's, Inc., Class A                                                50,400                 678,888
        Dollar Tree Stores, Inc.*                                               47,910               1,520,184
        Hasbro, Inc.                                                            58,775               1,027,974
        Home Depot, Inc. (The)                                                  45,700               1,513,584
        InterTAN, Inc.*                                                         54,700                 448,540
        Linens 'N Things, Inc.*                                                 12,285                 290,049
        Office Depot, Inc.*                                                     78,852               1,144,143
        Toys "R" Us, Inc.*                                                      81,700                 990,204
                                                                                            -------------------
                                                                                                     7,837,721
STEEL PIPE & TUBE-0.8%
        Shaw Group, Inc. (The)*                                                 49,900                 601,295
                                                                                            -------------------

TELECOMMUNICATIONS-1.8%
        D&E Communications, Inc.                                                46,300                 530,135
        EMS Technologies, Inc.*                                                 36,900                 489,663
        Tellabs, Inc.*                                                          54,675                 359,215
                                                                                            -------------------
                                                                                                     1,379,013

THERAPEUTICS-1.4%
        Cell Therapeutics, Inc.*                                                42,200                 410,606
        United Therapeutics Corp.*                                              28,000                 609,840
                                                                                            -------------------
                                                                                                     1,020,446
TRANSPORTATION-1.7%
        CNF, Inc.                                                               22,200                 563,436
        EGL, Inc.*                                                              14,500                 220,400
        Frontline Ltd.                                                          21,400                 304,308
        Swift Transportation Co., Inc.*                                          8,100                 150,822
                                                                                            -------------------
                                                                                                     1,238,966

    The accompanying notes are an integral part of the financial statement.


                                             HILLVIEW INVESTMENT TRUST II
                                                      ALPHA FUND
                                         Portfolio of Investments (Concluded)
                                                   At June 30, 2003


TRAVEL, LEISURE & RECREATION-0.7%
        Royal Caribbean Cruises Ltd.                                            21,250        $           492,150
                                                                                            ----------------------


TOTAL COMMON STOCKS
    (Cost-$63,749,381)                                                                                 72,853,809
                                                                                            ----------------------

WARRANTS-0.0%
FINANCE & FINANCIAL SERVICES
        Imperial Credit Industry*(A), expiring 01/31/08                          4,760                          -
                                                                                            ----------------------
        (Cost-$0)


                                                                            PAR
SHORT-TERM INVESTMENTS-2.8%                                                (000)
                                                                      -----------------
Wilmington Trust Prime Money Market Fund
    0.700%                                                          $            2,078                  2,078,212
                                                                                            ----------------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$2,078,212)                                                                                   2,078,212
                                                                                            ----------------------

TOTAL INVESTMENTS-100.1%
    (Cost-$65,827,593)                                                                                 74,932,021
                                                                                            ----------------------

LIABILITIES IN EXCESS OF OTHER ASSETS-[0.1%]                                                              (57,626)
                                                                                            ----------------------

NET ASSETS-100.0%                                                                              $       74,874,395
                                                                                            ======================


--------
ADR-American Depository Receipt
* Non-income producing securities
(A) Fair value under direction of Board of Trustees




    The accompanying notes are an integral part of the financial statement.




                                                  HILLVIEW INVESTMENT TRUST II
                                                              INTERNATIONAL ALPHA FUND
                                                    Portfolio of Investments
                                                        At June 30, 2003


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
COMMON STOCKS-99.0%
AUSTRALIA-5.5%
        Ansell Ltd.*                                                                  48,700       $            191,067
        Baycorp Advantage Ltd.                                                       476,000                    453,312
        John Fairfax Holdings Ltd.                                                   161,700                    312,323
        News Corp. Ltd., (The) ADR                                                     8,600                    260,322
        Telstra Corp. Ltd.                                                            69,800                    205,973
                                                                                                  ----------------------
                                                                                                              1,422,997
BERMUDA-1.0%
        Accenture Ltd., Class A*                                                      14,400                    260,496
                                                                                                  ----------------------

BRAZIL-2.2%
        Petroleo Brasileiro SA ADR                                                     8,800                    173,888
        Telesp Celular Participacoes SA ADR                                           41,400                    161,460
        Unibanco De Bancos Brasileiros SA ADR                                         12,900                    221,364
                                                                                                  ----------------------
                                                                                                                556,712
CAYMAN ISLANDS-0.7%
        Netease.com, Inc. ADR*                                                         5,200                    189,592
                                                                                                  ----------------------

DENMARK-0.4%
        Group 4 Falck AS                                                               6,976                    115,905
                                                                                                  ----------------------

FINLAND-1.7%
        Metso Corp.                                                                   25,900                    230,501
        Nokia Oyj                                                                     13,500                    222,308
                                                                                                  ----------------------
                                                                                                                452,809
FRANCE-11.5%
        Autoroutes du Sud de la France                                                 2,000                     58,450
        Aventis SA                                                                     5,900                    324,601
        BNP Paribas SA                                                                 6,400                    325,211
        Credit Agricole SA                                                             7,200                    136,837
        Euronext                                                                      11,900                    295,033
        Groupe Danone                                                                    477                     66,005
        Michelin, Compagnie Generale                                                   4,400                    171,792
        Neopost SA*                                                                   11,400                    484,371
        Schneider Electric SA                                                          3,300                    155,143
        Total SA                                                                       2,110                    318,867
        Total SA ADR                                                                   3,700                    280,460
        Vivendi Universal SA                                                          19,500                    354,924
                                                                                                  ----------------------
                                                                                                              2,971,694
GERMANY-4.9%
        Allianz AG                                                                     1,870                    155,429
        Altana AG                                                                      3,000                    189,270
        Deutsche Telekom AG*                                                          12,200                    186,190
        E. ON AG                                                                       4,300                    221,069
        Henkel KGaA                                                                       26                      1,610
        Metro AG                                                                       4,200                    135,769
        SAP AG                                                                           400                     47,174
        SAP AG ADR                                                                    11,300                    330,186
                                                                                                  ----------------------
                                                                                                              1,266,697

    The accompanying notes are an integral part of the financial statement.



                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                          At June 30, 2003


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
HONG KONG-1.6%
        Cathay Pacific Airways Ltd. ADR                                               20,100        $           135,321
        HongKong Electric Holdings Ltd.                                               41,000                    160,885
        Hutchison Whampoa Ltd.                                                        19,400                    118,169
                                                                                                  ----------------------
                                                                                                                414,375
HUNGARY-0.1%
        OTP Bank GDR                                                                   1,789                     34,438
                                                                                                  ----------------------

IRELAND-2.0%
        Bank of Ireland                                                               12,500                    151,438
        Bank of Ireland ADR                                                            4,700                    227,950
        CRH PLC                                                                        9,656                    151,357
                                                                                                  ----------------------
                                                                                                                530,745
ISRAEL-3.4%
        Check Point Software Technologies Ltd.*                                        5,300                    103,615
        Orbotech,  Ltd.*                                                              23,600                    392,468
        Teva Pharmaceutical Industries Ltd. ADR                                        6,900                    392,817
                                                                                                  ----------------------
                                                                                                                888,900
ITALY-4.4%
        Banco Popolare di Verona                                                      15,800                    215,911
        Bulgari SPA                                                                   70,000                    389,862
        Ducati Motor Holding SPA*                                                     59,500                     89,508
        ENI SPA                                                                       15,719                    237,729
        Sanpaolo IMI SPA                                                              23,400                    217,388
                                                                                                  ----------------------
                                                                                                              1,150,398
JAPAN-12.2%
        BRIDGESTONE CORP.                                                              7,000                     95,024
        CANON, INC.                                                                    5,500                    252,384
        CANON, INC. ADR                                                                4,100                    187,165
        DAI NIPPON PRINTING CO., LTD.                                                  4,000                     42,307
        DAITO TRUST CONSTRUCTION CO., LTD.                                             8,000                    168,228
        Daiwa Securities Group, Inc.                                                  74,000                    425,234
        Fuji Photo Film Co., Ltd.                                                      5,000                    144,493
        MEITEC CORP.                                                                   6,800                    206,704
        NISSAN MOTOR CO., LTD. ADR                                                    13,400                    253,930
        Nomura Holdings, Inc.                                                         17,500                    222,111
        Nomura Holdings, Inc. ADR                                                     22,200                    283,050
        NTT DoCoMo, Inc.                                                                  40                     86,613
        NTT DoCoMo, Inc. ADR                                                          12,000                    263,760
        SONY CORP.                                                                     3,600                    101,337
        Takeda Chemical Industries, Ltd.                                               5,000                    184,468
        Toyota Motor Corp.                                                             9,000                    233,104
                                                                                                  ----------------------
                                                                                                              3,149,912
MEXICO-5.1%
        Fomento Economico Mexicano SA ADR                                              4,200                    173,040
        Grupo Aeroportuario del Sureste SA ADR                                        33,300                    487,179
        Grupo Continental SA                                                          64,500                    101,168
        Grupo Televisa SA ADR                                                         16,500                    569,250
                                                                                                  ----------------------
                                                                                                              1,330,637
NETHERLANDS-2.9%
        ASML Holding N.V.*                                                             9,075                     86,183
        IHC Caland NV                                                                  2,100                    107,216
        ING Groep NV ADR                                                              13,300                    233,149
        TPG NV                                                                        10,725                    186,218
        VNU NV                                                                         4,134                    127,369
                                                                                                  ----------------------
                                                                                                                740,135

    The accompanying notes are an integral part of the financial statement.




                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                          At June 30, 2003


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
PORTUGAL-0.6%
        Portugal Telecom SGPS SA ADR                                                  22,200      $             158,508
                                                                                                  ----------------------

RUSSIA-0.7%
        YUKOS ADR                                                                      3,375                    189,000
                                                                                                  ----------------------

SINGAPORE-0.7%
        DBS Group Holdings Limited ADR                                                 7,700                    180,145
                                                                                                  ----------------------

SOUTH KOREA-5.2%
        Hyundai Motor Co., Ltd.                                                        9,100                    240,737
        Kookmin Bank ADR                                                               7,432                    224,818
        Lotte Chilsung Beverage Co., Ltd.                                                640                    355,764
        Samsung Electronics Co., Ltd. GDR                                              1,500                    222,897
        SK Telecom Co., Ltd.                                                           1,800                    307,409
                                                                                                  ----------------------
                                                                            `                                 1,351,625
SPAIN-2.0%
        Banco Santander Central Hispano SA ADR                                        31,900                    281,358
        Telefonica, SA*                                                               19,697                    228,677
                                                                                                  ----------------------
                                                                                                                510,035
SWEDEN-1.2%
        Telefonaktiebolaget LM Ericsson, Class B*                                    281,800                    302,748
                                                                                                  ----------------------

SWITZERLAND-7.6%
        Credit Suisse Group                                                            6,300                    165,809
        Gurit-Heberlein AG                                                               770                    380,867
        Nestle SA                                                                      1,951                    402,575
        Novartis AG                                                                    7,700                    304,694
        Swiss Re                                                                       2,533                    140,344
        Sygenta AG                                                                     2,100                    105,268
        UBS AG                                                                         4,600                    254,840
        Vontobel Holding AG                                                           12,500                    202,560
                                                                                                  ----------------------
                                                                                                              1,956,957
TAIWAN-1.4%
        Taiwan Semiconductor Manufacturing Co., Ltd. ADR*                             31,500                    317,520
        United Microelectronics Corp. ADR*                                            12,870                     48,263
                                                                                                  ----------------------
                                                                                                                365,783
UNITED KINGDOM-19.6%
        Aegis Group PLC                                                              188,600                    246,643
        Amvescap PLC ADR                                                              15,100                    211,098
        AstraZeneca PLC                                                                5,600                    224,554
        BHP Billiton PLC                                                              29,980                    157,815
        Carpetright plc                                                               30,100                    301,745
        Diageo PLC                                                                    27,800                    296,809
        Enodis PLC*                                                                  327,200                    210,574
        GlaxoSmithKline PLC                                                           16,900                    341,068
        HSBC Holdings PLC                                                             28,179                    332,940
        HSBC Holdings PLC ADR                                                          4,200                    248,262
        Kingfisher plc                                                                51,500                    235,617
        Michael Page International PLC                                               218,000                    397,508
        National Grid Transco PLC                                                     27,800                    188,545
        Pearson PLC ADR                                                               19,300                    185,280
        Royal Bank of Scotland Group plc                                               8,280                    232,277
        Royal Doulton PLC*                                                         3,196,000                    164,810
        Smith & Nephew PLC ADR                                                         2,100                    121,800


    The accompanying notes are an integral part of the financial statement.




                                                    HILLVIEW INVESTMENT TRUST II
                                                      INTERNATIONAL ALPHA FUND
                                                Portfolio of Investments (Continued)
                                                          At June 30, 2003


                                                                                 SHARES                     VALUE
                                                                            -----------------          -----------------
UNITED KINGDOM-(continued)
        Tesco plc                                                                     23,064        $            83,444
        Vodafone Group PLC                                                           131,870                    257,865
        Vodafone Group PLC ADR                                                        14,800                    290,820
        WPP Group PLC ADR                                                              8,700                    348,609
                                                                                                  ----------------------
                                                                                                              5,078,083
UNITED STATES-0.4%
        NII Holdings, Inc., Class B*                                                   2,400                     91,848
                                                                                                  ----------------------

TOTAL COMMON STOCKS
    (Cost-$26,368,677)                                                                                       25,661,174
                                                                                                  ----------------------

                                                                                  PAR
SHORT-TERM INVESTMENTS-1.4%                                                      (000)
                                                                            -----------------
Wilmington Trust Prime Money Market Fund
    0.700%                                                                $              370        $           370,964
                                                                                                  ----------------------

TOTAL SHORT-TERM INVESTMENTS
    (Cost-$370,964)                                                                                             370,964
                                                                                                  ----------------------

TOTAL INVESTMENTS-100.4%
    (Cost-$26,739,641)                                                                                       26,032,138
                                                                                                  ----------------------

OTHER LIABILITIES IN EXCESS OF ASSETS-(0.4)%                                                                   (118,288)
                                                                                                  ----------------------

NET ASSETS-100.0%                                                                                    $       25,913,850
                                                                                                  ======================


--------
-------------------------------------------------------------
ADR-American Depository Receipt
GDR-Global Depository Receipt
*  Non-income producing securities




    The accompanying notes are an integral part of the financial statement.


                                       14







                                           HILLVIEW INVESTMENT TRUST II
                                         HILLVIEW/REMS LEVERAGED REIT FUND
                                             Portfolio of Investments
                                                 At June 30, 2003


                                                                                SHARES                      VALUE
                                                                            ----------------           ----------------
LONG POSITIONS-101.2%
COMMON STOCKS-81.7%

APARTMENTS-11.9%
        Archstone-Smith Trust**                                                      27,700       $            664,800
        BRE Properties, Inc. Class A**                                               17,100                    567,720
        Home Properties of New York, Inc.                                            12,256                    431,901
        Post Properties, Inc.                                                        12,300                    325,950
        Summit Properties, Inc.                                                      33,100                    683,515
                                                                                                 ----------------------
                                                                                                             2,673,886

DIVERSIFIED-12.6%
        Florida East Coast Industries, Inc., Class B                                 19,400                    483,060
        iStar Financial Inc.                                                         20,823                    760,040
        Plum Creek Timber Company, Inc.**                                            21,100                    547,545
        Sizeler Property Investors, Inc.                                             78,795                    807,649
        Trammell Crow Co.*                                                           21,200                    224,932
                                                                                                 ----------------------
                                                                                                             2,823,226
HEALTH CARE-1.9%
        Healthcare Realty Trust, Inc.                                                14,986                    436,842
                                                                                                 ----------------------

HOTELS/RESORTS-14.4%
        Boca Resorts Inc., Class A*/**                                               49,965                    649,545
        Host Marriott Corp.*                                                         72,900                    667,035
        LaSalle Hotel Properties                                                     37,900                    560,162
        Mandalay Resort Group                                                        20,400                    649,740
        Winston Hotels, Inc.                                                         86,225                    704,458
                                                                                                 ----------------------
                                                                                                             3,230,940

INDUSTRIAL PROPERTY-2.6%
        PS Business Parks Inc., Class A                                              16,300                    575,390
                                                                                                 ----------------------


OFFICE PROPERTY-19.6%
        American Financial Realty Trust                                              17,800                    265,398
        Arden Realty, Inc.**                                                         25,934                    672,987
        Crescent Real Estate Equities Co.**                                          41,100                    682,671
        Cousins Properties, Inc.                                                     21,500                    599,850
        Equity Office Properties Trust                                               20,300                    548,303
        Kilroy Realty Corp.                                                          25,100                    690,250
        Maguire Properties, Inc.*                                                    23,800                    458,150
        Prentiss Properties Trust                                                    15,600                    467,844
                                                                                                 ----------------------
                                                                                                             4,385,453
REGIONAL MALLS-4.8%
        Macerich Co. (The)                                                           14,351                    504,151
        Rouse Co. (The)                                                              14,800                    563,880
                                                                                                 ----------------------
                                                                                                             1,068,031

SHOPPING CENTERS-12.7%
        Developers Diversified Realty Corp.**                                        10,900                    309,996
        Heritage Property Investment Trust                                           25,000                    677,000
        Kimco Realty Corp.                                                           11,300                    428,270
        Mid-Atlantic Realty Trust                                                    34,700                    726,618
        Urstadt Biddle Properties, Class A                                           54,500                    700,870
                                                                                                 ----------------------
                                                                                                             2,842,754
STORAGE-1.2%
        Public Storage, Inc., Dep Shares A                                            9,575                    271,930
                                                                                                 ----------------------

TOTAL COMMON STOCKS
    (Cost-$16,303,513)                                                                                      18,308,452
                                                                                                 ----------------------


    The accompanying notes are an integral part of the financial statement.


                                             HILLVIEW INVESTMENT TRUST II
                                           HILLVIEW/REMS LEVERAGED REIT FUND
                                         Portfolio of Investments (Continued)
                                                   At June 30, 2003


                                                                                SHARES                      VALUE
                                                                            ----------------           ----------------
PREFERRED STOCKS-19.5%

APARTMENTS-5.9%
        Apartment Investment & Management Co. 8.750% D**                             11,500        $           289,685
        BRE Properties 8.080% B                                                       5,300                    145,220
        Colonial Properties Trust 8.125% D                                            8,500                    222,615
        Equity Residential 7.250% G                                                   8,600                    219,214
        Equity Residential 6.480% N                                                   8,600                    215,000
        Post Properties, Inc. 7.625% B                                                4,200                    109,242
        Post Properties, Inc. 7.625% C                                                5,000                    125,000
                                                                                                 ----------------------
                                                                                                             1,325,976

DIVERSIFIED-2.1%
        iStar Financial, Inc. 8.000% D                                                9,000                    226,170
        Lexington Corporate Properties Trust 8.050% B                                 9,100                    233,870
                                                                                                 ----------------------
                                                                                                               460,040
HEALTH CARE-1.0%
        Health Care REIT, Inc. 7.875% D                                               9,100                    226,931
                                                                                                 ----------------------


INDUSTRIAL PROPERTY-4.2%
        First Industrial Realty 7.900% E                                             13,900                    350,280
        ProLogis Trust 7.920% D                                                       9,000                    226,800
        PS Business Parks, Inc. 8.750% F**                                           13,100                    354,355
                                                                                                 ----------------------
                                                                                                               931,435
OFFICE PROPERTY-2.9%
        Crescent Real Estate 6.750% A                                                10,300                    224,540
        Equity Office Properties Trust 7.750% G                                       5,300                    146,810
        Reckson Associates Realty 7.625% A                                           11,600                    281,880
                                                                                                 ----------------------
                                                                                                               653,230
REGIONAL MALLS-1.1%
        Mills Corp. (The) 9.000% C                                                    1,300                     35,750
        Simon Property Group, Inc. 7.890% G                                           3,800                    205,200
                                                                                                 ----------------------
                                                                                                               240,950
SHOPPING CENTERS-2.3%
        Developer Diversified Realty 8.375% C**                                       4,500                    113,355
        Developer Diversified Realty 8.000% G                                         8,600                    224,890
        Kimco Realty 6.650% F                                                         6,000                    154,380
        New Plan Excel Realty Trust 7.625% E                                          1,100                     29,260
                                                                                                 ----------------------
                                                                                                               521,885
TOTAL PREFERRED STOCKS
    (Cost-$4,188,812)                                                                                        4,360,447
                                                                                                 ----------------------


TOTAL LONG POSITIONS
    (Cost-$20,492,325)                                                                                      22,668,899
                                                                                                 ----------------------


    The accompanying notes are an integral part of the financial statement.


                                             HILLVIEW INVESTMENT TRUST II
                                           HILLVIEW/REMS LEVERAGED REIT FUND
                                         Portfolio of Investments (Concluded)
                                                   At June 30, 2003


                                                                                SHARES                      VALUE
                                                                            ----------------           ----------------
SECURITIES SOLD SHORT-(14.8%)
APARTMENTS-(3.8%)
        Apartment Investment & Management Co., Class A                              (11,400)       $          (394,440)
        Avalonbay Communities, Inc.                                                  (5,200)                  (221,728)
        Gables Residential Trust                                                     (7,400)                  (223,702)
                                                                                                 ----------------------
                                                                                                              (839,870)

EXCHANGE TRADED FUNDS-(6.6%)
        iShares Cohen & Steers Realty Majors Index Fund                              (3,700)                  (332,075)
        iShares Dow Jones U.S. Real Estate Index Fund                               (13,587)                (1,149,460)
                                                                                                 ----------------------
                                                                                                            (1,481,535)
OFFICE PROPERTY-(2.5%)
        CarrAmerica Realty Corp.                                                     (8,100)                  (225,261)
        Highwoods Properties, Inc.                                                  (14,700)                  (327,810)
                                                                                                 ----------------------
                                                                                                              (553,071)
SHOPPING CENTERS-(2.0%)
        Equity One, Inc.                                                            (13,500)                  (221,400)
        New Plan Excel Realty Trust                                                 (10,700)                  (228,445)
                                                                                                 ----------------------
                                                                                                              (449,845)
TOTAL SECURITIES SOLD SHORT
    (Proceeds-$3,143,472)                                                                                   (3,324,321)
                                                                                                 ----------------------

NET INVESTMENTS IN SECURITIES-86.4%
    (Cost-$17,348,853)                                                                                      19,344,578
                                                                                                 ----------------------

OTHER ASSETS IN EXCESS OF LIABILITIES-13.6%                                                                  3,050,965
                                                                                                 ----------------------

NET ASSETS-100.0%                                                                                    $      22,395,543
                                                                                                 ======================


--------
* Non-income producing securities
**All or a portion of position is segregated as collateral for securities sold short.  The segregated market value of
   collateral segregated is $4,951,072.
REIT - Real Estate Investment Trust





    The accompanying notes are an integral part of the financial statement.

                                             HILLVIEW INVESTMENT TRUST II
                                        Statements of Assets and Liabilities
                                                   At June 30, 2003

                                                                                              International        Hillview/REMS
                                                                       Alpha Fund               Alpha Fund      Leveraged REIT Fund
                                                                       ----------               ----------      -------------------
Assets
   Investments, at value (cost - $65,827,593, $26,739,641
                                    $20,492,325, respectively)                $ 74,932,021     $ 26,032,138         $ 22,668,899
   Foreign currency (cost - $0, $13,861, $0)                                             -              695                    -
   Deposits with brokers for securities sold short                                       -                -            5,717,188
   Receivable from broker                                                            8,365                -                    -
   Receivable for investments sold                                                 845,101          185,058              168,272
   Dividends and interest receivable                                                37,831           49,847              110,278
   Receivable from investment advisor                                                    -                -                7,477
   Reclaims receivable                                                                   -           29,245                    -
   Prepaid organization and offering costs                                               -                -               22,267
   Prepaid expenses and other assets                                                12,513            8,810                9,210
                                                                     ----------------------  ---------------   ------------------


     Total assets                                                               75,835,831       26,305,793           28,703,591
                                                                     ----------------------  ---------------   ------------------

Liabilities

   Investment advisory/management fees                                              54,841           15,831                4,625
   Administration and accounting fees                                               12,039            8,627                5,314
   Trustee fees                                                                      6,399            2,608                1,621
   Securities sold short (proceeds $3,143,472)                                           -                -            3,324,321
   Payable for investments purchased                                               825,523          319,159              671,011
   Due to custodian                                                                  1,740           14,378            2,282,603
   Payable for dividends on securities sold short                                        -                -                8,054
   Payable for fund shares redeemed                                                  5,000                -                    -
   Accrued expenses payable and other liabilities                                   55,894           31,340               10,499
                                                                     ----------------------  ---------------   ------------------

     Total liabilities                                                             961,436          391,943            6,308,048
                                                                     ----------------------  ---------------   ------------------

Net Assets                                                                    $ 74,874,395     $ 25,913,850         $ 22,395,543
                                                                     ======================  ===============   ==================

Net Assets
   Capital stock (Class Y shares of beneficial interest issued
      and outstanding, unlimited shares authorized, no par value)                  $ 8,157          $ 3,098              $ 1,757
   Additional paid-in capital                                                   78,029,348       37,350,015           20,383,997
   Accumulated net investment loss                                                       -         (126,341)              (4,868)
   Accumulated net realized gain/(loss)                                        (12,267,538)     (10,593,572)              18,932
   Net unrealized appreciation/(depreciation)                                    9,104,428         (719,350)           2,176,574
   Net unrealized depreciation on investments sold short                                 -                -             (180,849)
                                                                     ----------------------  ---------------   ------------------

   Net assets applicable to shares outstanding                                $ 74,874,395     $ 25,913,850         $ 22,395,543
                                                                     ======================  ===============   ==================

Shares outstanding                                                               8,157,400        3,098,371            1,756,534
                                                                     ======================  ===============   ==================

Net asset value, offering and redemption price per share                            $ 9.18           $ 8.36              $ 12.75
                                                                     ======================  ===============   ==================
 (Net assets/shares outstanding = net asset value)



    The accompanying notes are an integral part of the financial statements.

                                             HILLVIEW INVESTMENT TRUST II
                                              Statements of Operations


                                                                                    International                   Hillview/REMS
                                                      Alpha Fund                      Alpha Fund                 Leveraged REIT Fund
                                                ---------------------------    ------------------------     ------------------------
                                                                                                                    For the Period
                                                       For the                         For the                    December 16, 2002*
                                                  Fiscal Year Ended               Fiscal Year Ended                     through
                                                    June 30, 2003                   June 30, 2003                    June 30, 2003
                                                ---------------------------    ------------------------     ----------------------
Investment Income
    Dividends and reclaims                                       $ 622,270 **                $ 548,113 ***              $ 552,403
    Interest                                                        19,695                       5,812                     22,413
                                                ---------------------------    ------------------------     ----------------------

      Investment Income                                            641,965                     553,925                    574,816
                                                ---------------------------    ------------------------     ----------------------

Expenses
    Advisory, management and sub-advisory fees                     782,072                     244,398                    114,140
    Audit and legal fees                                           154,026                      97,896                     17,325
    Administration and accounting fees                             151,282                      97,331                     30,048
    Transfer agent fees                                             36,900                      35,099                     17,740
    Trustee fees                                                    36,730                      13,805                      3,344
    Custodian fees                                                  27,197                      75,070                      7,069
    Insurance                                                       10,047                       3,522                        493
    Printing                                                         9,372                       3,509                        936
    Federal and state registration fees                              7,884                       7,669                      7,285
    Offering costs                                                       -                           -                     25,542
    Organization costs                                                   -                           -                     28,798
    Dividend expense                                                     -                           -                     80,138
    Other                                                            1,069                       1,960                        667
                                                ---------------------------    ------------------------     ----------------------

        Total expenses before waivers                            1,216,579                     580,259                    333,525
     Less: waivers                                                (171,727)                    (63,328)                   (70,763)
                                                ---------------------------    ------------------------     ----------------------

        Net expenses after waivers                               1,044,852                     516,931                    262,762
                                                ---------------------------    ------------------------     ----------------------

Net investment income/(loss)                                      (402,887)                     36,994                    312,054
                                                ---------------------------    ------------------------     ----------------------

Net  gain/(loss) on investments
Net realized gain/(loss) on:
        Investments                                            (10,620,683)                 (4,223,646)                   173,447
        Foreign currency transactions                                    -                     (84,770)                         -
        Securities sold short                                            -                           -                   (150,515)

     Net change in unrealized
     appreciation/(depreciation) on:
        Investments                                              9,394,688                   1,160,211                  1,552,361
        Foreign currency transactions                                    -                      (1,240)                         -
        Securities sold short                                            -                           -                   (180,849)
                                                ---------------------------    ------------------------     ----------------------

     Net gain/(loss) on investments                             (1,225,995)                 (3,149,445)                 1,394,444
                                                ---------------------------    ------------------------     ----------------------

Net increase/(decrease) in net
assets resulting
                 from operations                              $ (1,628,882)               $ (3,112,451)               $ 1,706,498
                                                ===========================    ========================     ======================





--------------
*Commencement of Operations
**Net of foreign withholding taxes of $1,394.
***Net of foreign withholding taxes of $66,339.



    The accompanying notes are an integral part of the financial statements.

                                             HILLVIEW INVESTMENT TRUST II
                                        Statements of Changes in Net Assets

                                                                                                Alpha Fund
                                                                           ----------------------------------------------------

                                                                               For the Fiscal              For the Fiscal
                                                                                 Year Ended                  Year Ended
                                                                                June 30, 2003               June 30, 2002
                                                                           ------------------------    ------------------------

Increase/(decrease) in net assets resulting
    from operations
    Net investment income/(loss)                                                        $ (402,887)                 $ (512,700)
    Net realized gain/(loss) on investments, foreign currency
       transactions, and securities sold short, if any                                 (10,620,683)                   (596,054)
    Net change in unrealized appreciation/(depreciation) on
       investments, foreign currency transactions and securities
       sold short, if any                                                                9,394,688                 (12,519,414)
                                                                           ------------------------    ------------------------

    Net increase/(decrease) in net assets resulting from operations                     (1,628,882)                (13,628,168)
                                                                           ------------------------    ------------------------

Dividends and distributions to shareholders from:
    Net investment income                                                                        -                           -
    Net realized capital gains                                                                   -                    (105,942)
                                                                           ------------------------    ------------------------

    Total dividends and distributions to shareholders                                            -                    (105,942)
                                                                           ------------------------    ------------------------

Capital Share Transactions (1):
    Shares issued from in-kind transfer (see Note 5)                                             -                           -
    Shares issued                                                                        9,571,390                  15,843,319
    Shares issued from reinvestment of cash distributions                                        -                      99,431
    Shares redeemed                                                                    (17,561,166)                (21,624,324)
                                                                           ------------------------    ------------------------

    Net increase/(decrease) in net assets derived
    from capital share transactions                                                     (7,989,776)                 (5,681,574)
                                                                           ------------------------    ------------------------

    Total increase/(decrease) in net assets                                             (9,618,658)                (19,415,684)
                                                                           ------------------------    ------------------------

Net assets
    Beginning of period                                                                 84,493,053                 103,908,737

    End of period (including accumulated net investment                               $ 74,874,395                $ 84,493,053
                                                                           ========================    ========================
       loss of $0 and $0, respectively for Alpha Fund, $(126,341) and
       $(249,989), respectively for International Alpha Fund and $(4,868) for
       Hillview/REMS Leveraged
       REIT Fund)

-------------------------------------------------------------------------------------------------------------------------------
(1) Capital Shares Issued and Redeemed:
    Shares issued from in-kind transfer (see Note 5)                                             -                           -
    Shares issued                                                                        1,230,550                   1,594,245
    Shares issued from reinvestment of cash distributions                                        -                       9,913
    Shares redeemed                                                                     (2,315,970)                 (2,184,054)
                                                                           ------------------------    ------------------------
                                                                                        (1,085,420)                   (579,896)
                                                                           ========================    ========================




--------------
*     Commencement of operations



    The accompanying notes are an integral part of the financial statements.


                                       20


                           HILLVIEW INVESTMENT TRUST II
                        Statements of Changes in Net Assets

                 International                               Hillview/REMS Leveraged
                  Alpha Fund                                       REIT Fund
------------------------------------------------------      ------------------------
                                                                  For the Period
     For the Fiscal               For the Fiscal            December 16, 2002*
       Year Ended                   Year Ended                      through
      June 30, 2003                June 30, 2002                 June 30, 2003
--------------------------    ------------------------      ------------------------


                 $ 36,994                    $ 91,833                     $ 312,054

               (4,308,416)                 (4,625,002)                       22,932


                1,158,971                     124,526                     1,371,512
--------------------------    ------------------------      ------------------------

               (3,112,451)                 (4,408,643)                    1,706,498
--------------------------    ------------------------      ------------------------


                        -                    (172,245)                     (316,922)
                        -                           -                        (4,000)
--------------------------    ------------------------      ------------------------

                        -                    (172,245)                     (320,922)
--------------------------    ------------------------      ------------------------


                        -                           -                    11,924,035
                3,226,717                   5,827,889                     9,435,412
                        -                     130,160                       267,743
               (4,828,398)                 (8,621,901)                     (617,223)
--------------------------    ------------------------      ------------------------


               (1,601,681)                 (2,663,852)                   21,009,967
--------------------------    ------------------------      ------------------------

               (4,714,132)                 (7,244,740)                   22,395,543
--------------------------    ------------------------      ------------------------


               30,627,982                  37,872,722                             -

             $ 25,913,850                $ 30,627,982                  $ 22,395,543
==========================    ========================      ========================





--------------------------------------------------------------------------------------------------------

                        -                           -                       993,670
                  407,752                     607,087                       791,515
                        -                      13,951                        21,995
                 (632,489)                   (915,956)                      (50,646)
--------------------------    ------------------------      ------------------------
                 (224,737)                   (294,918)                    1,756,534
==========================    ========================      ========================



    The accompanying notes are an integral part of the financial statements.


                                                     HILLVIEW INVESTMENT TRUST II
                                                        Financial Highlights



                                                               (For a share outstanding throughout each period)
                                                                                    Alpha Fund
                                                  --------------------------------------------------------------------------------

                                                                                                              For the Period
                                                         For the                      For the               September 1, 2000*
                                                    Fiscal Year Ended            Fiscal Year Ended                through
                                                      June 30, 2003                June 30, 2002               June 30, 2001
                                                  -----------------------     ------------------------    -----------------------
Per Share Operating Performance
Net asset value, beginning of period                               $9.14                       $10.58                     $12.00
                                                  -----------------------     ------------------------    -----------------------

Net investment income/(loss)(1)                                    (0.05)(2)                    (0.05)(2)                  (0.05)(2)
Net realized and unrealized gain/(loss)
    on investments and
    foreign currency transactions, if any                           0.09                        (1.38)                     (1.37)
                                                  -----------------------     ------------------------    -----------------------

Net increase/(decrease) in net assets
    resulting from operations                                       0.04                        (1.43)                     (1.42)

Dividends and distributions to shareholders from:
Net investment income                                                  -                            -                          -
Net realized capital gains                                             -                        (0.01)                         -
                                                  -----------------------     ------------------------    -----------------------

Total dividends and distributions to shareholders                      -                        (0.01)                         -

Net asset value, end of period                                     $9.18                        $9.14                     $10.58
                                                  =======================     ========================    =======================

Total return(3)(4)                                                  0.44 %                     (13.52)%                   (11.83)%

Ratio/Supplemental Data
Net assets, end of period (000's omitted)                        $74,874                      $84,493                   $103,909
Ratio of net expenses to average net assets(1)                     1.52%                        1.30%                      1.38% (5)
Ratio of gross expenses to average net assets                      1.77%                        1.64%                      1.75% (5)
Ratio of net investment income/(loss) to
    average net assets(1)                                        (0.59)%                      (0.54)%                    (0.52)(5)
Portfolio turnover rate                                              59%                         104%                        76% (4)


--------------
*     Commencement of operations
(1)     Includes effects of waivers and reimbursements.
(2)     Calculated using average shares outstanding.
(3) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)     Not annualized.
(5)     Annualized.





    The accompanying notes are an integral part of the financial statements.



                                       22

                                                     HILLVIEW INVESTMENT TRUST II
                                                        Financial Highlights


         (For a share outstanding throughout each period)                    (For a share outstanding throughout each period)
                  International Alpha Fund                                               Hillview/REMS Leveraged REIT Fund
-----------------------------------------------------------------------     --------------------------------------------------------

                                                   For the Period                                   For the Period
     For the                   For the            September 7, 2000*                              December 16, 2002*
 Fiscal Year Ended        Fiscal Year Ended            through                                         through
   June 30, 2003            June 30, 2002           June 30, 2001                                   June 30, 2003
------------------      ------------------     -------------------                             ----------------------

            $9.22                  $10.47                  $12.00                                             $12.00
------------------      ------------------     -------------------                             ----------------------

             0.01 (2)                0.03 (2)                0.01                                               0.23

            (0.87)                  (1.23)                  (1.53)                                              0.76
------------------      ------------------     -------------------                             ----------------------

            (0.86)                  (1.20)                  (1.52)                                              0.99


                -                   (0.05)                  (0.01)                                             (0.24)
                -                       -                       -                                                  -
------------------      ------------------     -------------------                             ----------------------

                -                   (0.05)                  (0.01)                                             (0.24)

            $8.36                   $9.22                  $10.47                                             $12.75
==================      ==================     ===================                             ======================

            (9.33)%                (11.49)%                (12.65)%                                             8.37 %


          $25,914                 $30,628                 $37,873                                            $22,396
            2.04%                   1.66%                   1.63% (5)                                          2.88% (5)
            2.29%                   2.24%                   2.17% (5)                                          3.65% (5)
            0.15%                   0.28%                   0.93% (5)                                          3.42% (5)
              82%                    145%                     76% (4)                                            27% (4)



    The accompanying notes are an integral part of the financial statements.


                          Hillview Investment Trust II
                          Notes to Financial Statements
                                  June 30, 2003


1.       Organization

         Hillview Alpha Fund and Hillview International Alpha Fund are diversified series, along with Hillview/REMS Leveraged REIT Fund, a non-diversified series (collectively the "Funds") of Hillview Investment Trust II (the "Trust"), an open-ended management investment company. The Trust was established as a Delaware Business Trust under a Declaration of Trust dated April 14, 2000. The Trust currently offers one class of shares, Class Y. Hillview Alpha Fund, Hillview International Alpha Fund and Hillview/REMS Leveraged REIT Fund commenced operations on September 1, 2000, September 7, 2000, and December 16, 2002, respectively.

         Costs incurred in connection with the organization of the Trust amounted to $72,646 and $20,874 for the Hillview Alpha Fund and the Hillview International Alpha Fund respectively, and were costs assumed by Hillview Advisors prior to the commencement of operations. Costs incurred in connection with the organization of the Trust amounted to $94,088 for the Hillview/REMS Leveraged REIT Fund of which $65,290 was assumed by Real Estate Management Services Group, LLC ("REMS Group") prior to the commencement of operations. All organization costs of the Trust are subject to the expense limitation agreements described in Note 3.

2.       Significant Accounting Policies
         The following is a summary of significant accounting policies followed by the Trust.

         Security Valuation - Each Funds' securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the mean between the last reported bid and asked prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Trustees. With the approval of the Board of Trustees, each Fund may use a pricing service, bank or broker-dealer experienced in such matters to value its securities. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

         Investment Transactions and Investment Income - Investment transactions are accounted for on the date on which the order to buy or sell is executed. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Funds are notified.

         Expenses - Expenses directly attributable to a fund are charged to that Fund. Other expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

         Foreign Currency Translation - The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Funds separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

         Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                                  June 30, 2003

         Dividends and Distributions - Dividends from net investment income, if any, will be declared and paid at least annually to shareholders. Distributions from net realized capital gains, if any, will be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification.

         Offering Costs - Certain costs incurred in connection with the initial offering of shares of the Hillview/REMS Leveraged REIT Fund amounted to $47,809. Such costs were deferred and are being amortized over 12 months following the commencement of operations.

         Foreign Withholding Taxes - Income received from sources outside the United States may be subject to withholding and other taxes imposed by countries other than the United States.

         Short Sales - A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and cash and securitied deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. At June 30, 2003, the value of securities sold short amounted to $3,324,321 against which collateral of $10,668,260 was held. The collateral includes the deposits with brokers for securities sold short and certain long term investments held long as shown in the Portfolio of Investments.

         U.S. Federal Tax Status - No provision is made for U.S. federal income taxes as it is the Funds' intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. federal income and substantially all excise taxes. Therefore, no provision for federal income taxes or excise taxes have been made.

         Risks and Concentrations - Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     The Funds' concentrated approach involves the risk of increased volatility due to fewer holdings. Because each sub-adviser invests in a limited number of securities, changes in the market value of a single issuer could affect the Funds' performance and net asset value more severely than if its holdings were more diversified. The Fund seeks to reduce such risk through the use of multiple sub-advisers.

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                                  June 30, 2003

3.       Transactions with Affiliates and Related Parties

Pursuant to an investment management contract between the Trust and Hillview Advisors, Hillview Advisors will manage the Funds' business and investment affairs. Hillview Advisors serves as the investment manager for the Funds under the terms of its investment management contracts with the Trust ("Hillview Agreements"). For its services under the Hillview Agreements, Hillview Advisors receives an annual fee of 0.25% of each Fund's average daily net assets. Hillview Advisors has voluntarily agreed to waive its fee through June 30, 2003 for the Hillview Alpha Fund and the Hillview International Alpha Fund. Hillview agreed to reimburse expenses for the period September 19, 2001 through June 30, 2002 to limit Other Expenses of the Fund (i.e. those expenses other than advisory fees and sub-advisory fees) to 0.40% of average daily net assets for the Hillview Alpha Fund and 0.80% of average daily net assets for the Hillview International Alpha Fund. Prior to September 19, 2001, Hillview Advisors voluntarily agreed to reimburse expenses to limit Other Expenses to 0.35% and 0.75% for the Hillview Alpha Fund and the Hillview International Fund,
respectively.   Effective  July  1,  2002,   Hillview  Advisors  terminated  its
agreements to reimburse Other Expenses of the Hillview Alpha Fund and the Hillview International Fund, respectively. Hillview Advisors may be reimbursed up to the amount of any previous payments pursuant to the agreements provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Other Expenses and such reimbursements do not exceed the foregoing limitations. If actual Other Expenses are less than the stated contractual cap, and Hillview Advisors has recouped any eligible previous payments made, the Fund will be charged such lower expenses. REMS Group, the adviser to the Hillview/REMS Leveraged REIT Fund has agreed to waive its fees and reimburse expenses to limit the expenses of the Hillview/REMS Leveraged REIT Fund so that total Fund operating expenses (not including brokerage commissions, taxes, interest, dividend expense on securities sold short and extraordinary expenses) ("Total Expenses") shall not exceed 2.00% of the Fund's average annual assets through June 30, 2004. REMS Group may be reimbursed the amount of any such payments provided that the payments are reimbursed within three years of the original payment date and the combination of the Fund's Total Expenses and such reimbursements do not cause the expense ratio of the Fund to exceed 2.00% of the Fund's average annual assets. If actual Total Expenses are less than 2.00% and REMS Group has recouped any eligible previous payments made, the Fund will be charged such lower expenses. Amounts subject to possible reimbursement as of June 30, 2003 were $245,279, $203,518 and $65,290 for the Hillview Alpha Fund, the Hillview International Alpha Fund, and the Hillview/REMS Leveraged REIT Fund, respectively. For the fiscal year ended June 30, 2003, Hillview Advisors investment advisory/management fees and waivers were as follows:

                                              Gross Advisor/Management                     Net Advisory/Management
Fund                                                    Fees                Waivers                 Fees
----                                                    ----                -------                 ----
Hillview Alpha Fund                                   $171,727            $(171,727)                 --
Hillview International Alpha Fund                       63,328              (63,328)                 --
Hillview/REMS Leveraged REIT Fund*                      22,828               (9,287)**            $13,541

___________
*Commenced investment operations on December 16, 2002.
** Hillview Advisors voluntarily waived fee through March 31, 2003 without any contractual obligation.

         The Hillview Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview Alpha Fund's portfolio managed by each sub-adviser. Harris Associates L.P. ("Harris") receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $55 million, and 0.55% of the rest of the portion of the Fund's assets it manages thereafter. Shaker Investments, Inc. ("Shaker Investments") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the portion of the Fund's portfolio it manages. Pzena Investment Management LLC ("Pzena") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $30 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. Frontier

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                                  June 30, 2003

Capital Management Company, LLC ("Frontier") receives an annual sub-advisory fee of 1.00% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.75% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. Ironwood Capital Management, LLC ("Ironwood") receives an annual sub-advisory fee of 0.75% of the average daily net assets of the first $25 million of the portion of the Fund's portfolio it manages and 0.60% of the average daily net assets of the rest of the portion of the Fund's portfolio it manages thereafter. For the fiscal year ended June 30, 2003, investment sub-advisory fees were $139,474, $105,120, $170,057, $104,146 and $91,548, respectively, for Harris, Shaker
Investments, Pzena, Frontier, and Ironwood.

         The Hillview International Alpha Fund pays sub-advisory fees to the sub-advisers based on annual percentage rates of the value of the portion of the Hillview International Alpha Fund's portfolio by each sub-adviser. Harris receives an annual sub-advisory fee of 0.75% of the average daily net assets on the first $25 million of the portion of the Fund's portfolio it manages, 0.70% of the average daily net assets of the next $25 million, 0.60% of the average daily net assets of the next $50 million and 0.50% of the average daily net assets of the rest of the portion of the Fund's assets it manages thereafter. BPI Global Asset Management LLP ("BPI") receives an annual sub-advisory fee of 0.80% of the average daily net assets on the first $20 million of the portion of the Fund's portfolio it manages, 0.60% of the average daily net assets on the next $30 million it manages, 0.50% of the average daily net assets of the next $50 million it manages, and a negotiable rate on amounts greater than $100 million that it manages. Deutsche Asset Management Investment Services, Ltd. ("Deutsche") receives an annual sub-advisory fee of 0.60% of the average daily net assets on the first $50 million of the portion of the Fund's portfolio it manages and 0.55% of the average daily net assets of amounts greater than $50 million. For the fiscal year ended June 30, 2003, investment sub-advisory fees were $75,748, $55,290, and $50,032, respectively, for Harris, BPI, and Deutsche.

         The Hillview/REMS Leveraged REIT Fund pays advisory fees to REMS Group pursuant to an investment advisory agreement with the Trust. Under the advisory agreement, the Advisor receives a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. For the period December 16, 2002 through June 30, 2003, the gross advisory fee, advisory waiver, and net advisory fees were $91,312, $61,476, and $29,836, respectively. As of June 30, 2003, the Hillview/REMS Leveraged REIT Fund owed management and advisory fees of $4,625 to Hillview Advisors. As of June 30, 2003, the Hillview/REMS Leveraged REIT Fund had a receivable in the amount of $7,477 from REMS Group.

         As of June 30, 2003, two officers and/or senior management of Hillview Advisors held less than 1% of the outstanding shares of the Hillview International Alpha Fund. One officer/or senior management of Hillview Advisors held less than 1% of the outstanding shares of the Hillview Alpha Fund. One officer/or senior management of Hillview Advisors held less than 1% of the outstanding shares of the Hillivew/REMS Leveraged REIT Fund. Additionally, as of June 30, 2003, Hillview Advisors held less than 1% of the outstanding shares of each of the Hillview Alpha Fund.


4.       Investment in Securities

       For the fiscal year or period ended June 30, 2003, aggregate purchases and sales of investment securities were as follows:

  Fund                                        Investment Securities
  ----                                        ---------------------
                                            Purchases               Sales
                                            ---------               -----
  Hillview Alpha Fund                       $39,895,471        $48,797,508
  Hillview International Alpha Fund          20,339,950         20,908,682
  Hillview/REMS Leveraged REIT Fund          13,846,588          4,045,492

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                                  June 30, 2003


         The Funds did not purchase or sell any long-term US Government securities during the fiscal year or period ended June 30, 2003.

5.       In-Kind Subscription

         On December 16, 2002, Hillview/REMS Leveraged REIT Fund had an in-kind subscription valued at $11,924,035. The assets, which consisted of cash, receivables, and securities, were contributed on a tax-free basis. The securities acquired were valued at $10,606,239. The cost of these securities was $9,982,026 with a net unrealized appreciation of $624,213.


6.       Shareholder Concentrations

         As of June 30, 2003 two shareholders held approximately 66% and 14% of the outstanding shares of the Hillview Alpha Fund. As of June 30, 2003 one shareholder held approximately 72% of the outstanding shares of the Hillview International Alpha Fund. As of June 30, 2003 two shareholders held approximately 43% and 18% of the outstanding shares of the Hillview/REMS Leveraged REIT Fund. All five shareholders represent omnibus accounts, which are held on behalf of several individual shareholders none of whom individually hold more than 5% of the outstanding shares of the Fund.

7.       Directed Brokerage Agreement

         The Hillview Alpha Fund entered into an agreement with Fidelity Capital Markets ("FCM"), a brokerage services provider, whereby a portion of commissions earned by FCM on the Fund's security transactions would be used to pay a portion of the sub-advisory fees incurred by the Fund. For the fiscal year ended June 30, 2003, $59,464 in brokerage commissions were used to pay sub-advisory fees incurred by the Fund.

8.       Federal Income Tax Information

         At June 30, 2003, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:


                                                                                                       Net Unrealized
                                                Federal Tax         Unrealized        Unrealized        Appreciation/
Fund                                                Cost           Appreciation      Depreciation       Depreciation
----                                                ----           ------------      ------------       ------------
Hillview Alpha Fund                             $66,211,427         $15,391,215       $(6,670,621)        $8,720,594
Hillview International Alpha                     26,916,019           2,727,321        (3,611,202)         (883,881)
Hillview/REMS Leveraged REIT Fund                17,370,623           2,195,391          (221,436)         1,973,955


         The tax year end for the Hillview/REMS Leveraged REIT Fund was December 31, 2002. At this time, the components of distributable earnings on a tax basis was as follows:



                                             Undistributed     Undistributed
Fund                                        Ordinary Income   Long-Term Gains
----                                        ---------------   ---------------
Hillview/REMS Leveraged REIT Fund                  --                --

                          Hillview Investment Trust II
                    Notes to Financial Statements (Continued)
                                  June 30, 2003

         The tax year ends for the Hillview Alpha Fund and the Hillview International Alpha Fund is June 30, 2003. At this time, the components of distributable earnings on a tax basis were as follows:



                                             Undistributed     Undistributed
Fund                                        Ordinary Income   Long-Term Gains
----                                        ---------------   ---------------
Hillview Alpha Fund                                --                --
Hillview International Alpha Fund                  --                --



         At June 30, 2003, the Funds had capital loss carryforwards available to offset future capital gains through the indicated expiration dates:

                                                           Expiring June 30,
Fund                                           2009               2010              2011            Total
----                                           ----               ----              ----            -----
Hillview Alpha Fund                              --             $1,084,519       $4,585,338       $5,669,857
Hillview International Alpha Fund              $52,049           3,064,370        4,957,236        8,073,655

         Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended June 30, 2003, the Alpha Fund incurred post-October capital losses of $6,213,847. For the year ended June 30, 2003, the International Alpha Fund incurred post-October currency and capital losses of $46,318 and $2,423,562, respectively. For the year ended December 31, 2002, the Hillview/REMS Leveraged REIT Fund incurred post-October capital losses of $8,323. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

         The tax character of dividends and distributions paid during the last two fiscal years or periods were as follows:


Fund                                         Ordinary Income  Long-Term Gains   Return of Capital     Total
----                                         ---------------  ---------------   -----------------     -----
Hillview Alpha Fund
                   2003                            --                --                --                 --
                   2002                            --             $105,942             --              $105,942

Hillview International Alpha Fund
                   2003                            --                --                --                 --
                   2002                          $172,245            --                --              $172,245

Hillview/REMS Leveraged REIT Fund*
                   2002                           $38,675         $4,000            $1,146             $43,821


*Based on a December 31 tax year end

                          Hillview Investment Trust II
                    Notes to Financial Statements (Concluded)
                                  June 30, 2003



9.       Reclass of Capital Accounts

         For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the tax year ended June 30, 2003, the Funds recorded the following permanent
reclassifications   which  arose  primarily  from  non-deductible   current  net
operating losses, treatment of foreign currency transactions, investments in passive foreign investment companies and investments in REITS. The reclassifications have no impact on the net assets or net asset values of the Funds. The Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                                                           Accumulated
                                               Undistributed               net realized        Additional
                                               net investment               gain/(loss)         Paid-in
                                               income (loss)              on investments        Capital
                                               -------------              --------------        -------
       Hillview Alpha Fund                          $402,887                $(59,464)          $(343,423)

       Hillview International Alpha Fund              86,654                  84,770            (171,424)

                         Report of Independent Auditors


To the Board of Trustees and Shareholders of Hillview Investment Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Hillview Alpha Fund, Hillview International Alpha Fund and Hillview/REMS Leveraged REIT Fund (constituting Hillview Investment Trust II, hereafter referred to as the "Trust") as of June 30, 2003 and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as the "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2003 through correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Philadelphia, PA

August 26, 2003

                          Hillview Investment Trust II
                     Shareholder Tax Information (Unaudited)

Each Fund is required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise its shareholders within 60 days of each Fund's fiscal year end (June 30, 2003) as to the U.S. federal tax status of distributions received by each Fund's shareholders in respect of such fiscal year. During the fiscal year ended June 30, 2003, the following dividends and distributions per share were paid by each of the Funds:


                                               Ordinary Income                 Capital Gains
Fund                                           ---------------                 -------------
----
Hillview Alpha Fund                                    ----                        ----
Hillview International Alpha Fund                      ----                        ----
Hillview REMS Leveraged REIT Fund*                    $0.04                        ----

*Based off of December 31, 2002 tax year end.

The percentage of total ordinary income dividends from the Hillview/REMS Leveraged REIT Fund qualifying for the corporate dividends received deduction is 0%.

These amounts were reported to shareholders as income in 2002. Because each Fund's fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2003. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2003.

Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their dividend. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.

In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

                                         Hillview Investment Trust II


FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (888) 342-6280.

-------------------------------------------------------------------------------------------------------------
                                                                                  Number
                                                                                  of
                                                                                  Portfolios
                                                                                  in
                                                                                  Fund
                                                                                  Complex        Other
Name, (DOB), Address       Term of Office                                         Overseen   Trusteeships/
and                              and                Principal Occupation(s)       by         Directorships
Position(s) with Trust  Length of Time Served         During Past 5 Years         Trustee   Held by Trustee
-------------------------------------------------------------------------------------------------------------
                                            DISINTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
Robert M. Bowen         o    Indefinite--      Mr. Bowen retired as a Manager        3     Director of
D.O.B.: 1/11/37              until successor   of Consulting and Executive Vice            Admirality Point
 c/o Hillview Capital        is elected        President of Callan Associates,             Association
Advisors                o    Since             Inc. in 2001.  Prior to 1994, he            (condominium
700 The Times Building       11/2002           served as CEO of Dreman Value               association).
Ardmore, PA 19003                              Management and was a member of
Trustee                                        the fund board.

-------------------------------------------------------------------------------------------------------------
Richard D. Driscoll     o    Indefinite        Mr. Driscoll retired as Chairman      3     Director,
D.O.B.:  4/17/31             -until            and CEO of Bank of New England              Atlantic Data
c/o Hillview Capital         successor is      N.A. in 1990, after 33 years                Services, Inc.
Advisors                     elected.          with the firm. He then served as
700 The Times Building  o    Since             President and Chief Executive
Ardmore, PA  19003           inception.        Officer of the Massachusetts
Trustee                                        Bankers Association until 1997.
                                               Presently, Mr. Driscoll serves
                                               as Chairman of Charlesbank
                                               Homes, Vice Chairman of
                                               Massachusetts Business
                                               Development Corp., President of
                                               Holyhood Cemetery Association,
                                               and as a Director of Atlantic
                                               Data Services, Inc.
-------------------------------------------------------------------------------------------------------------
Richard W. Hutson       o    Indefinite        Mr. Hutson retired as a Senior        3     Trustee,
D.O.B.:  9/30/38             -until            Principal of Hewitt Associates              European
c/o Hillview Capital         successor is      LLC in 1996, after 32 years with            Investors Inc.;
Advisors                     elected.          the firm. Presently Mr. Hutson              Director, Harris
700 The Times Building  o    Since             is a member of the Board of                 Bank; Director,
Ardmore, PA  19003           inception.        Trustees of European Investors              Wells
Trustee                                        Inc. Realty Securities Trust,               Manufacturing
                                               Director of Harris Bank                     Co.; Chairman,
                                               Libertyville, a member of the               Ball State
                                               Board of Directors of Wells                 University
                                               Manufacturing Corporation, and              Foundation
                                               Chairman of Ball State
                                               University Foundation.
-------------------------------------------------------------------------------------------------------------
Robert W. Uek           o    Indefinite        Mr. Uek retired from                  3     Trustee, T.T.
D.O.B.:  5/18/41             -until            Pricewaterhouse Coopers LLP in              International
c/o Hillview Capital         successor is      1999, where he had been a                   Funds; Trustee,
Advisors                     elected.          partner specializing in the                 New England
700 The Times Building  o    Since             investment management industry,             Aquarium;
Ardmore, PA  19003           inception.        and had served as Chairman of               Trustee,
Trustee                                        legacy Coopers & Lybrand's                  Anatolia
                                               Global Investment Management                College;
                                               Industry Group.  Presently Mr.              Trustee, Raymond
                                               Uek serves as a Trustee of the              Moore Foundation
                                               T.T. International Funds; a
                                               member of the Board of overseers
                                               of New England Aquarium; Trustee
                                               of Anatolia College
                                               (Thessaloniki, Greece), Pelican
                                               Bay Foundation and Raymond Moore
                                               Foundation.
-------------------------------------------------------------------------------------------------------------


                                                      33

                                         Hillview Investment Trust II

-------------------------------------------------------------------------------------------------------------
                                              INTERESTED TRUSTEES
-------------------------------------------------------------------------------------------------------------
David M. Spungen        o    Indefinite        Mr. Spungen is Managing Director      3     None.
(Managing Director of        -until            of Hillview Advisors.  Prior to
Hillview Advisors)           successor is      1999, he was a Principal of CMS
D.O.B.:  10/26/61            elected.          Investment Resources, Inc.  Mr.
c/o Hillview Capital    o    Since             Spungen was a Trustee of Hirtle
Advisors                     inception.        Callaghan Trust from July 1995
700 The Times Building                         to March 2000.
Ardmore, PA  19003
Trustee
-------------------------------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------------
                                        OFFICER(S) WHO ARE NOT TRUSTEES
-------------------------------------------------------------------------------------------------------------
Joseph A. Bracken       o    Indefinite        Mr. Bracken is Chief Operating       N/A     N/A
D.O.B.:  10/20/66            -until            Officer of Hillview Advisors.
c/o Hillview Capital         successor is      Prior to April 1999, he was
Advisors                     elected.          Director of Client Services of
 700 The Times                                 CMS Companies.
Building
Ardmore, PA  19003

o        Treasurer      o        6/2000
o        Secretary      o        10/2000
-------------------------------------------------------------------------------------------------------------

Gary Sobelman           o    Indefinite        Mr. Sobelman is a Managing           N/A    N/A
D.O.B.:  4/8/63              -until            Director of Hillview Advisors.
c/o Hillview Capital         successor is      Prior to 1999, he was a
Advisors                     elected.          Principal of CMS Investment
700 The Times Building                         Resources, Inc.
Ardmore, PA  19003

o    Vice President     o        2/2003
-------------------------------------------------------------------------------------------------------------


Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. [Reserved]



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.



Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10. Exhibits.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Hillview Investment Trust II
            ---------------------------------------------

By (Signature and Title)*  /s/ David M. Spungen
                           ---------------------------------------------
                                    David M. Spungen, President
                                    (principal executive officer)

Date                                September 5, 2003
     --------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David M. Spungen
                           ---------------------------------------------
                                    David M. Spungen, President
                                    (principal executive officer)

Date                                September 5, 2003
     --------------------------------------------------------------------


By (Signature and Title)*  /s/ Joseph A. Bracken
                           ---------------------------------------------
                                    Joseph A. Bracken, Secretary & Treasurer
                                    (principal financial officer)

Date                                September 3, 2003
     --------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.



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